13F-HR
				03/31/01

  					0000019475
  					zkzke6q*

				NONE
		1

  					J. COLBERT
  					804-293-9104

		colbert@chaseinv.com

  					13F-HR
  					Form 13F Holdings Report



				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
							[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James D. Colbert
Title:	Investment Operations Analyst
Phone:	804-293-9104
Signature, Place, and Date of Signing:

	James D. Colbert	Charlottesville, VA		May 11, 2001

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		73

Form 13F Information Table Value Total:		$737,467



List of Other Included Managers:

No.	13F File Number	Name





FORM 13F INFORMATION TABLE VALUE SHARES SH/ PUT/ INVSTMT OTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN
AMT PRN CALL DSCRETN MGRS SOLE SHARED NONE ACE Limited COM
G0070K103 14408 391950 SH SOLE 379750 12200 Apollo Group CL A 037604105
7827 238538 SH SOLE 183068 55470 Automatic Data Processing COM 053015103 995
18300 SH SOLE 18300 BARRA COM 068313105 1272 23550 SH SOLE 23550 Bed Bath
& Beyond COM 075896100 1337 54415 SH SOLE 54415 BP Amoco SPONSORED ADR 055622104 512 10320 SH SOLE 1852 8468 Biomet COM 090613100 15524 394110 SH
SOLE 384755 9355 BJ's Wholesale Club Inc COM 05548J106 1415 29570 SH SOLE 29570 Boeing Co COM 097023105 14826 266120 SH SOLE 256500 9620 Burlington
Resources COM 122014103 12114 270695 SH SOLE 261925 8770 CVS Corp COM
126650100 21238 363110 SH SOLE 350615 12495 Cardinal Health Inc COM 14149Y108
29068 300440 SH SOLE 291115 9325 Carnival Corp COM 143658102 2757 99647 SH
SOLE 91647 8000 Cisco Systems COM 17275R102 9701 613530 SH SOLE 591250
22280 Citigroup Inc COM 172967101 22434 498761 SH SOLE 480169 18592 Coca-Cola
COM 191216100 239 5289 SH SOLE 5289 Cousins Properties COM 222795106 3117
124637 SH SOLE 124637 Cullen Frost Bankers COM 229899109 922 26910 SH SOLE 26910 Dentsply International COM 249030107 715 19600 SH SOLE 19600 EMC Corp COM 268648102 13281 451744 SH SOLE 434544 17200 Ecolab Inc COM 278865100
1454 34280 SH SOLE 34280 El Paso Corp COM 28336L109 24340 372739 SH SOLE
363145 9594 Elan Corporation PLC ADS 284131208 16181 309685 SH SOLE 301375
8310 Essex Property Trust COM 297178105 1565 32560 SH SOLE 32560 Exxon Mobil COM 30231G102 1101 13588 SH SOLE 8308 5280 Fannie Mae COM 313586109 26185
328960 SH SOLE 318050 10910 First Data Corp COM 319963104 17033 285265 SH
SOLE 274900 10365 First Health Group COM 320960107 10798 246105 SH SOLE
246105 Freddie Mac COM 313400301 26767 412880 SH SOLE 397790 15090 General
Dynamics COM 369550108 23033 367115 SH SOLE 253725 13390 General Electric COM 369604103 970 23175 SH SOLE 23175 Golden West Financial COM 381317106 19426
299315 SH SOLE 289455 9860 Health Management AssociateCOM 421933102 788 50700 SH SOLE 50700 Home Depot COM 437076102 19403 450194 SH SOLE 433008 17186
Household Int'l COM 441815107 15846 267490 SH SOLE 258500 8990 Jack in the Box Inc COM 466367109 885 29550 SH SOLE 29550 Johnson & Johnson COM 478160104
21484 245620 SH SOLE 236850 8770 Jones Apparel Group COM 480074103 6219
164520 SH SOLE 161220 3300 Kroger COM 501044101 19956 773806 SH SOLE
747481 26325 Lincare Holdings COM 532791100 1208 22810 SH SOLE 22810 M&T
Bank Corp COM 55261F104 992 14190 SH SOLE 14190 MBNA Corp COM 55262L100
4929 148900 SH SOLE 148900 MGIC Investment Corp COM 552848103 1538 22480 SH
SOLE 22480 Marriott Int'l COM 571903202 14483 351700 SH SOLE 341600 10100
Marsh Supermarket Inc CL A 571783307 236 16300 SH SOLE 16300 Marsh Supermarket Inc CL B 571783208 288 24545 SH SOLE 24545 Merck & Co. COM 589331107 382
5036 SH SOLE 5036 Patterson Dental COM 703412106 1192 38760 SH SOLE 38760
Performance Food Group COM 713755106 847 16130 SH SOLE 16130 Pfizer COM 717081103 22976 561082 SH SOLE 540146 20936 Phillips Petroleum COM 718507106
20996 381400 SH SOLE 368555 12845 Procter & Gamble COM 742718109 22418
358108 SH SOLE 344838 13270 Protective Life COM 743674103 5069 165280 SH SOLE
158740 6540 Ruby Tuesday Inc COM 781182100 1084 55300 SH SOLE 55300 Schering-
Plough COM 806605101 1756 48058 SH SOLE 41258 6800 Schlumberger COM
806857108 330 5726 SH SOLE 5726 Southwest Airlines COM 844741108 19581 1103147
SH SOLE 1064365 38782 Spieker Properties COM 848497103 15442 281535 SH SOLE 275635 5900 SunGard Data Systems COM 867363103 12294 249720 SH SOLE 243170
6550 Sysco COM 871829107 37430 1411920 SH SOLE 1374920 37000 TJX Cos. COM
872540109 1280 40010 SH SOLE 36910 3100 Toll Brothers COM 889478103 1589
41275 SH SOLE 41275 Tosco Corp COM 891490302 664 15540 SH SOLE 15540 Trigon
Healthcare Inc COM 896181100 813 15780 SH SOLE 15780 Tyco Int'l Ltd COM 902124106 25765 595989 SH SOLE 579389 16600 United Technologies COM 913017109
27166 370615 SH SOLE 357920 12695 UnitedHealth Group COM 91324P102 34807
587355 SH SOLE 567205 20150 Universal Health Services COM 913903100 1036 11735
SH SOLE 11735 Wal Mart Stores Inc COM 931142103 202 4000 SH SOLE 4000
Walgreen COM 931422109 294 7200 SH SOLE 7200 Washington Mutual Inc COM 939322103 12614 230400 SH SOLE 224500 5900 Waters Corp COM 941848103 2559
55100 SH SOLE 55100 Worldcom Inc COM 98157D106 16071 859960 SH SOLE
833200 26760